RISK MANAGEMENT - Concentration of loans by economic sector (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Debt instruments held	$ 191,409,730	$ 182,282,743
Loans and Advances
RISK MANAGEMENT
Debt instruments held	191,409,730	182,282,743
Loans and Advances | Agriculture
RISK MANAGEMENT
Debt instruments held	5,959,196	5,880,002
Loans and Advances | Petroleum and Mining Products
RISK MANAGEMENT
Debt instruments held	622,263	1,071,597
Loans and Advances | Food, Beverages and Tobacco
RISK MANAGEMENT
Debt instruments held	7,637,201	6,737,051
Loans and Advances | Chemical Production
RISK MANAGEMENT
Debt instruments held	3,680,685	3,446,650
Loans and Advances | Government
RISK MANAGEMENT
Debt instruments held	5,666,554	5,628,083
Loans and Advances | Construction
RISK MANAGEMENT
Debt instruments held	20,272,935	20,748,369
Loans and Advances | Commerce and Tourism
RISK MANAGEMENT
Debt instruments held	26,704,187	26,475,309
Loans and Advances | Transport and Communications
RISK MANAGEMENT
Debt instruments held	8,948,936	8,228,456
Loans and Advances | Public Services
RISK MANAGEMENT
Debt instruments held	6,599,017	6,819,042
Loans and Advances | Consumer Services
RISK MANAGEMENT
Debt instruments held	68,773,503	65,114,281
Loans and Advances | Commercial Services
RISK MANAGEMENT
Debt instruments held	25,969,164	20,751,645
Loans and Advances | Other Industries and Manufactured Products
RISK MANAGEMENT
Debt instruments held	10,576,089	11,382,258
Loans and Advances | Country of domicile
RISK MANAGEMENT
Debt instruments held	136,447,667	130,852,289
Loans and Advances | Country of domicile | Agriculture
RISK MANAGEMENT
Debt instruments held	4,045,683	3,931,913
Loans and Advances | Country of domicile | Petroleum and Mining Products
RISK MANAGEMENT
Debt instruments held	533,665	923,375
Loans and Advances | Country of domicile | Food, Beverages and Tobacco
RISK MANAGEMENT
Debt instruments held	7,217,056	6,107,103
Loans and Advances | Country of domicile | Chemical Production
RISK MANAGEMENT
Debt instruments held	3,612,279	3,383,655
Loans and Advances | Country of domicile | Government
RISK MANAGEMENT
Debt instruments held	5,584,177	5,626,186
Loans and Advances | Country of domicile | Construction
RISK MANAGEMENT
Debt instruments held	13,885,112	14,526,616
Loans and Advances | Country of domicile | Commerce and Tourism
RISK MANAGEMENT
Debt instruments held	18,290,824	17,601,979
Loans and Advances | Country of domicile | Transport and Communications
RISK MANAGEMENT
Debt instruments held	8,511,251	7,703,609
Loans and Advances | Country of domicile | Public Services
RISK MANAGEMENT
Debt instruments held	5,444,056	5,492,806
Loans and Advances | Country of domicile | Consumer Services
RISK MANAGEMENT
Debt instruments held	43,873,694	42,466,786
Loans and Advances | Country of domicile | Commercial Services
RISK MANAGEMENT
Debt instruments held	18,808,277	16,630,762
Loans and Advances | Country of domicile | Other Industries and Manufactured Products
RISK MANAGEMENT
Debt instruments held	6,641,593	6,457,499
Loans and Advances | Foreign countries
RISK MANAGEMENT
Debt instruments held	54,962,063	51,430,454
Loans and Advances | Foreign countries | Agriculture
RISK MANAGEMENT
Debt instruments held	1,913,513	1,948,089
Loans and Advances | Foreign countries | Petroleum and Mining Products
RISK MANAGEMENT
Debt instruments held	88,598	148,222
Loans and Advances | Foreign countries | Food, Beverages and Tobacco
RISK MANAGEMENT
Debt instruments held	420,145	629,948
Loans and Advances | Foreign countries | Chemical Production
RISK MANAGEMENT
Debt instruments held	68,406	62,995
Loans and Advances | Foreign countries | Government
RISK MANAGEMENT
Debt instruments held	82,377	1,897
Loans and Advances | Foreign countries | Construction
RISK MANAGEMENT
Debt instruments held	6,387,823	6,221,753
Loans and Advances | Foreign countries | Commerce and Tourism
RISK MANAGEMENT
Debt instruments held	8,413,363	8,873,330
Loans and Advances | Foreign countries | Transport and Communications
RISK MANAGEMENT
Debt instruments held	437,685	524,847
Loans and Advances | Foreign countries | Public Services
RISK MANAGEMENT
Debt instruments held	1,154,961	1,326,236
Loans and Advances | Foreign countries | Consumer Services
RISK MANAGEMENT
Debt instruments held	24,899,809	22,647,495
Loans and Advances | Foreign countries | Commercial Services
RISK MANAGEMENT
Debt instruments held	7,160,887	4,120,883
Loans and Advances | Foreign countries | Other Industries and Manufactured Products
RISK MANAGEMENT
Debt instruments held	$ 3,934,496	$ 4,924,759